MORTGAGE LOANS ON REAL ESTATE - Schedule of Credit Quality Indicators (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Allowance for credit losses	$ (56)		$ (30)
Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2024	421		305
2023	1,494		1,826
2022	3,818		740
2021	1,592		490
2020	1,128		493
Prior	4,057		2,168
Total	12,510		6,022
Allowance for credit losses	(66)		(60)
Total, net of allowance	12,444		5,962
Commercial mortgage loans: | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	9,588		6,022
Allowance for credit losses	(66)	$ (61)	(60)	$ (47)	$ (52)	$ (41)
Total, net of allowance	9,522		5,962
Commercial mortgage loans: | Real Estate | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2024	353		305
2023	393		1,750
2022	2,463		731
2021	1,293		490
2020	983		493
Prior	3,866		2,115
Total	9,351		5,884
Commercial mortgage loans: | Real Estate | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0		0
2023	0		26
2022	0		0
2021	0		0
2020	0		0
Prior	24		26
Total	24		52
Commercial mortgage loans: | Real Estate | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0		0
2023	2		50
2022	50		9
2021	0		0
2020	0		0
Prior	42		13
Total	94		72
Commercial mortgage loans: | Real Estate | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0		0
2023	3		0
2022	0		0
2021	11		0
2020	0		0
Prior	105		14
Total	119		14
Residential mortgage loans: | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,922		0
Allowance for credit losses	0	$ 0	$ 0	$ 0	$ 0	$ 0
Residential mortgage loans: | Real Estate | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2024	65
2023	1,030
2022	1,193
2021	251
2020	127
Prior	17
Total	2,683
Residential mortgage loans: | Real Estate | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	3
2023	16
2022	41
2021	10
2020	5
Prior	0
Total	75
Residential mortgage loans: | Real Estate | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
2023	14
2022	21
2021	7
2020	4
Prior	1
Total	47
Residential mortgage loans: | Real Estate | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
2024	0
2023	36
2022	50
2021	20
2020	9
Prior	2
Total	$ 117